Investments (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Non-controlling interest	$ 244	$ 392
Percentage in indirect subsidiary	51.00%
PGT [Member]
IfrsStatementLineItems [Line Items]
Description of main investees	Petrobras Global Trading B.V. – PGT (100%, based in the Netherlands), dedicated to the trade of oil, oil products, biofuels and LNG (liquefied natural gas), as well as to the funding of its activities in light of Petrobras;
PGF [Member]
IfrsStatementLineItems [Line Items]
Description of main investees	Petrobras Global Finance B.V. – PGF (100%, based in the Netherlands); the finance subsidiary of Petrobras, raising funds through bonds issued in the international capital market;
PAI [Member]
IfrsStatementLineItems [Line Items]
Description of main investees	Petrobras America Inc. – PAI (100%, based in the United States), dedicated to trading and E&P activities (MP Gulf of Mexico, LLC);
PSPL [Member]
IfrsStatementLineItems [Line Items]
Description of main investees	Petrobras Singapore Private Limited - PSPL (100%, based in Singapore), which operates primarily in the trading of crude oil, oil products, biofuels and liquefied natural gas (LNG); and
PNBV [Member]
IfrsStatementLineItems [Line Items]
Description of main investees	Petrobras Netherlands B.V. - PNBV (100%, based in the Netherlands), operates through joint operations in Tupi BV (67.59%), Guará BV (45%), Libra (40%), Papa Terra BV (62.5%), Roncador BV (75%), Iara BV (90.11%), Petrobras Frade Inversiones SA - PFISA (100%) and BJSOO BV (20%), dedicated to the construction and lease of equipment and platforms for Brazilian E&P consortia. Considering the liquidation process of companies in the Netherlands, the company Agri BV was liquidated in the fiscal year 2024. Currently, the Company is assessing the liquidation of Guara BV, Libra BV, Papa-Terra BV, Roncador BV and PFISA, where conditions precedent are pending. Subsequently, the Company will assess the liquidation of Tupi BV and Iara BV.
Total for all consolidated structured entities [member] | Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Non-controlling interest	$ 201	331
Transportadora Brasileira Gasoduto Brasil Bolivia [Member] | Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Non-controlling interest	$ 30	$ 51